Impairment of non-current assets	12 Months Ended
Dec. 31, 2022
Impairment of non-current assets
Impairment of non-current assets

18.Impairment of non-current assets

As mentioned in Note 4.13, each year the Ecopetrol Business Group assesses whether there is an indication that an asset or cash–generating unit may be impaired or if impairment losses recognized in previous periods should be reversed.

The impairment of non-current assets includes property, plant, and equipment, natural resources, investments in companies, goodwill, and other non–current assets. Ecopetrol Business Group is exposed to future risks derived mainly from variations in (a) the estimate of future oil prices, (b) the refining margins and profitability, (c) the cost profile, (d) the investments and maintenance expenses, (e) the amounts of recoverable reserves, (e) the market and country risk assessments reflected in the discount rate, and (f) changes in domestic and international regulations, among others.

Any changes in the above estimates used to calculate the recoverable amount of a non–current assets can have a material impact on the recognition impairment losses or reversals in profit or loss statement. Highly sensitive significant estimates affecting each business segments, among others include (a) in the exploration and production segment, variations of recoverable hydrocarbon estimates, changes in projected realization prices, and the discount rate, (b) in the refining segment, changes in finished products and crude oil prices, the discount rate, refining margins, changes in environmental regulations, cost structure, and the level of capital expenditures, (c) in the transport and logistics segment, changes in regulated tariffs and transported volumes, and (d) in electric power transmission and toll roads concessions, internal and external factors that affect the recoverable value of the assets versus the book value of the assets, such as currency devaluation, network capacity, moderate growth, among others.

As described in Note 2.9, the behavior of the prices of crude oil and products during the year 2022 showed a recovery versus the price levels generated in 2021 and 2020, a situation that has an impact in the parameters established for the calculation of the impairment.

Based on the impairment tests conducted by the Ecopetrol Business Group, the following are the impairments or reversals for the years ended on December 31, 2022, 2021 and 2020:

Impairment (loss) reversal by segment	2022	2021	2020
Exploration and Production	(890,248)	438,020	(192,693)
Refining and Petrochemicals	1,096,021	(305,466)	(781,528)
Transport and Logistics	(406,229)	(165,901)	341,065
Electric power transmission and toll roads concessions	(87,543)	(4)	—
	(287,999)	(33,351)	(633,156)

Recognized in:
Property, plant, and equipment (Note 14)	399,218	(281,132)	(384,638)
Natural resources (Note 15)	(623,074)	364,127	(217,709)
Investment in joint ventures and associates (Note 13)	(2,092)	(84,502)	(66,512)
Right of use assets (Note 16)	(10,785)	(31,783)	35,874
Other non-current assets	(51,266)	(61)	(171)
	(287,999)	(33,351)	(633,156)

18.1Exploration and production

The impairment reversal of assets of the Exploration and Production segment for the years ended December 31 of 2022, 2021 and 2020 is the following:

	2022	2021	2020
Oilfields	(888,156)	521,664	(123,652)
Investment in joint ventures	(2,092)	(83,644)	(69,041)
	(890,248)	438,020	(192,693)

18.1.1	Oilfields

In 2022, an impairment expense was recognized, mainly the Cusiana, Llanito, Sur, Cicuco-Boquete, and Upia fields (mainly associated with a decrease in reserve volumes) and a recovery in Tibú, Oripaya, and Arrayán (mainly associated with the better projection of market prices and higher volumes of reserves).

In 2021, because of the new market variables, the incorporation of new reserves, price differentials versus the reference to Brent, available technical and operational information, there was a recovery of impairment recognized in previous years of the fields that operate in Colombia: Tibú, West B, South, Dina Cretaceous, Hobo, Underriver, La Hocha and Totare; and in the field K2 abroad. There also was an expense for impairment, mainly in the Oripaya, Arrayán, and Boranda fields.

An impairment expense was recognized in the year 2020 because of the economic context of the hydrocarbons sector, the behavior of market variables, price differentials versus the reference to Brent, technical and operational information available. This impairment was mainly recognized in fields that operate in Colombia: Occidente B, Sur, Teca, Tibú, La Hocha, and Espinal, and in the field K2 abroad. In addition, a recovery was recognized in Casabe, because of a significant increase in its reserves, as well as Provincia, Lisama and Orito.

The following is the breakdown of oilfields impairment losses or reversals for the years ended December 31, 2022, 2021 and 2020:

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,540,732	5,563,724	250,306
Loss	4,870,976	3,732,514	(1,138,462)
			(888,156)

2021

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	11,216,641	17,575,851	499,599
Loss	239,046	136,698	(104,041)
Fields operated abroad
Reversal	1,142,593	1,306,219	126,106
			521,664

2020

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	24,845,238	61,224,928	1,019,395
Loss	2,439,799	1,423,561	(1,016,238)
Fields operated abroad
Loss	1,277,609	1,150,800	(126,809)
			(123,652)

The grouping of assets to determine the CGUs is consistent as compared to the prior periods.

The assumptions used to determine the recoverable amount include the following:

–

The fair value less costs of disposal of the Exploration and Production segment assets was determined based on cash flows after tax derived from the business plans approved by Ecopetrol Business Group’s Management, which are developed based on long–term macroeconomic policies and fundamental assumptions of supply and demand. The fair value hierarchy is 3.

–	Balance of oil and gas reserves, in addition to proven reserves; probable and possible reserves were also considered (See Note 34), adjusted by different risk factors.
–

The discount rate in real terms was determined as the weighted average cost of capital (WACC) and corresponds to a differential rate depending on the projected tax surcharge for each year, as follows: 7.34 % with tax surcharge of 0%, 7.14% with a tax surcharge of 5%, 6.93% with a tax surcharge of 10% and 6.73% with a tax surcharge of 15% (2021: 4.94%).

–

Oil price – Brent: Projections include USD$94.63/barrel for the first year, USD$82.56/barrel average for the medium term, and USD$79.17/barrel starting in 2034. In 2021, the assumptions made took a price of USD$75.72/barrel for the first year, USD$62.60/barrel average for the medium term and USD$61.89/barrel as of 2033. The projection of international crude oil prices is carried out by an independent agency specialized in Oil & Gas, which has been considering the current scenarios of the OPEC (Organization of Petroleum Exporting Countries) oil quota agreements and the balance between supply and demand in the short and long term for the industry.

18.1.2Investments in joint ventures

Investments in joint ventures in the Exploration and Production segment are recorded using the equity method of accounting. Ecopetrol Business group evaluates if there is any objective evidence that indicate that the fair value of such investments has impaired in the period, especially those for which goodwill has been recorded.

As a result, Ecopetrol Business Group recognized a loss or reversal of impairment on the carrying value as of December 31, as follows:

	2022	2021	2020
Equion Energía Limited	(2,092)	(83,644)	7,928
Offshore International Group	—	—	(76,969)
	(2,092)	(83,644)	(69,041)

In 2022, an impairment expense was recognized on the investment in Equion, mainly due to the increase in the discount rate, as well as the sale of the Alto Magdalena Pipeline (OAM) at a lower value than expected.

In 2021, an impairment expense was recognized on the investment in Equion, mainly from the consideration of the fair value of the sale transaction of the El Morro Araguaney Pipeline.

There was a recovery in 2020 on the investment in Equion mainly originated by the update of the transport rates through pipelines. Additionally, an impairment loss was recognized on the investment in Offshore International Group considering the fair value of the sale transaction. The significant assumptions used to determine the recoverable amount of these investments are consistent with those described in the previous section, except for the use of a discount rate in real terms in 2020 for Offshore International Group of 5.79% (2019 – 8.50%).

18.2Refining and Petrochemical

Ecopetrol Business Group recognized a loss or reversal of impairment on the carrying value as of December 31, as follows:

	2022	2021	2020
Refinería de Cartagena S.A.S.	1,096,024	34,650	(440,525)
Invercolsa S.A.	(3)	(97)	(3)
Refinería de Barrancabermeja (projects)	—	(340,019)	(341,000)
	1,096,021	(305,466)	(781,528)

The following is the Cash Generating Units impairment or reversals in the refining and petrochemical segment for the years ended December 31, 2022, 2021 and 2020:

2022

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	31,750,957	32,846,981	1,096,024
Invercolsa S.A.	276	273	(3)
			1,096,021

2021

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	26,808,008	26,842,658	34,650
Invercolsa S.A.	292	195	(97)
Refinería de Barrancabermeja (projects)	340,019	—	(340,019)
			(305,466)

2020

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	loss
Refinería de Cartagena S.A.S.	24,041,174	23,600,649	(440,525)
Invercolsa S.A.	276	273	(3)
Refinería de Barrancabermeja (projects)	676,334	335,334	(341,000)
			(781,528)

The grouping of assets to determine the CGUs is consistent with prior periods.

18.2.1	Refinería de Cartagena S.A.S.

The recoverable amount of the Refinería de Cartagena was calculated based on its fair value less costs of disposal, which is higher than its value in continued use. The fair value less costs of disposal of the Refinería de Cartagena was determined based on cash flows after taxes that are derived from business plans approved by the Ecopetrol Business Group’s Management, which are developed based on market prices provided by a third-party expert, which considers long–term macroeconomic variables and fundamental supply and demand assumptions for crude oil and refined products. The fair value hierarchy is 3.

Refinería de Cartagena, supported by best practices, has reviewed the current considerations in market trends and has considered the implications of climate change within the estimate of the recoverable value, for which it incorporated the following aspects:

●

SosTecnibilidad (Technology + Sustainability) Capex: Reficar’s investment plan, aligned with the strategy of the Ecopetrol Business Group, includes investments focused on the implementation of new technologies that allow the current operation of the refinery to be conditioned in line with the country’s fuel demands and the entry into new markets such as petrochemicals.

●

Estimation horizon: Reficar has revised the estimation of the valuation horizon in the FMV exercise, going from a probable operating horizon of 94 to 70 years. Thus, considering possible impacts from decarbonization in the long term.

The significant assumptions to determine the recoverable amount included (i) a gross refining margin determined by crude oil feedstock and products price outlook provided by an independent third-party expert; (ii) a real discount rate (after tax) of 7.6% (2021-5.3% and 2020–5.1%), determined under WACC methodology. Other no significant assumptions are i) current conditions or benefits, or similar, as an industrial user of goods and services of the free trade zone and during the validity of the license; (ii) level of costs and long–term operating expenses in line with international refinery standards of similar configuration and conversion capacity; (iii) refinery throughput and production; and (iv) level of continued investment.

It is important to mention that the refining business is highly sensitive to the volatility of the margins and the macroeconomic variables implicit in the determination of the discount rate, therefore, any change in these assumptions could potentially result in significant variations in the determination of impairment losses or reversal amounts.

In 2022, there is a reversal of impairment of $1,107,101 mainly due to i) favorable market conditions, ii) high differentials of distilled products sustained in the short term due to conjunctural impacts of the Ukraine-Russia crisis, and iii) differential in national crudes allow diet optimization. Additionally, an expense is presented for impairment in office-type containers because of the appraisals made to these and surpluses from the expansion project for $11,077.

The impairment reversal of impairment for 2021 is mainly due to: i) favorable market conditions, ii) the recovery in product spreads, especially gasoline and middle distillates, and iii) growth in fuel demand.

The impairment expense for 2020 was mainly derived from lower refining margins associated with external factors associated with the COVID-19 pandemic. On the other hand, Management endured operational improvements that compensate to a certain extent for the effects of macroeconomic variables.

18.2.2Refinería de Barrancabermeja

As of December 31, 2022, qualitative assessment of the assets associated with the refining segment were executed, including the Barrancabermeja Refinery Modernization Project. As a result, there are no indicator of impairment loss or recovery.

As of December 31, 2021, because an update analysis for the Barrancabermeja Refinery Modernization Project, an impairment expense of $340,019 was recognized, produced mainly by engineering work executed according to the evaluations and the context of the industry during the year.

An impairment expense of $341,000 was recognized as of December 31, 2020, because of the update of the analysis for the Barrancabermeja Refinery Modernization Project, in relation to engineering work based on the evaluations carried out and the current context of the industry.

18.3Transport and Logistics

The recoverable amount of these assets was determined based on its fair value with costs of disposal, which corresponds to discounted cash flows based on the hydrocarbon production curves and refined products transport curves. The fair value hierarchy is 3.

The assumptions used in the model to determine the recoverable value included: i) the tariffs regulated by the Ministry of Mines and Energy and the Energy and Gas Regulation Commission - CREG, ii) the actual discount rate used in the valuation was 4.73% (2021 – 2.95% and 2020 - 3.17%) and iii) transport volume projections based on the financial plan and the long-term volumetric transport program.

For 2022, the volumetric projection up to 2040 shows a decrease in crude oil exploratory prospects in the southern and northern fields of Colombia because of contractual uncertainties and socio-environmental viability, which represented an impairment loss for the CGUs by 2022 of Cenit Transporte y Logística S.A.S. in the South, North, and Yaguará-Tenay for $405,357, and Oleoducto de Colombia S.A. for $872.

In 2021, an impairment expense was recognized for the Southern Cash Generating Unit, the estimate of the impaired value was $160,653, corresponding to the total value of the asset. In addition, an impairment loss of $2,845 was established for the Yaguará-Tenay system, which corresponds to 39% of the value of the asset. Finally, the segment recognized an additional impairment loss of $2,545 as a result of the sale of a turbo-generator during the year and a recovery in other non-current assets of $142. The recognition of impairment is due to volumetric variation and rates.

In 2020, Cenit recognized an impairment recovery of $341,065, related to the South CGU, which includes Tumaco Port and the TransAndino Pipeline (OTA, by its acronym in Spanish) and the North CGU, which includes the section Banadia - Ayacucho, and it is part of the Caño Limón Pipeline, due to volumetric recovery and changes in tariffs. The fair value of these CGUs is $7,049,007 and their book value is $2,153,631.

18.4Energy transmission and roads

According to the impairment test, as of December 31, 2022, ISA and its companies considered that there are no operational or economic issues indicating that the net book value of its non-current non-financial assets cannot be recovered, except for the assets of Internexa Brasil and Internexa Argentina, which showed impairment indicators. Each of these operations constitute an independent Cash Generating Unit (CGU) and impairment tests were performed for each CGU.

As of December 31, 2022, an impairment loss of $87,543 was recognized, which $85,568 corresponds to Internexa Brasil, due to updating the business plan that reflects a decline in revenues and operating profit margins, and $1,975 from Internexa Argentina, due to cost capital increase.

To determine the recoverable amount, the Company used the discounted free cash flow methodology, based on revenue projections, operating costs, capital investments, and operational taxes.

Internexa Brasil

-

Discount rate: WACC 12.35% in local currency (BRL). The WACC is made up of a cost of equity (Ke) of 11.58%, and a cost of debt (Kd) of 12.35%. The growth rate in perpetuity was 1% of real growth (long-term inflation plus 1 percentage point), equivalent to 4.31% per year.

-

Business assumptions: The estimate of the recoverable amount was based on the generation of the annual operating cash, through the projection of ordinary revenue, operating costs, capital investments and company taxes.

Internexa Argentina

-	Discount rate: WACC in dollars of 19.75%. Composed of a Ke of 19.75% and Kd 0% (the company has no financial debt). A gradient of 5.27% was used for the estimation of perpetuity.
-

Business assumptions: The estimate of the recoverable amount was based on the generation of the annual operating cash, through the projection of ordinary revenue, operating costs, capital investments and company taxes.